ROPES & GRAY LLP THREE EMBARCADERO CENTER SAN FRANCISCO, CA 94111-4006 WWW.ROPESGRAY.COM

March 5, 2015

Jimena Acuña Smith

T +1 415 315 2306

jimena.smith@ropesgray.com

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	RS Investment Trust (the “Trust”) (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Trust’s Prospectus and Statement of Additional Information relating to RS Focused Opportunity Fund and RS Focused Growth Opportunity Fund, dated March 2, 2015, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 136 to the Trust’s Registration Statement under the Securities Act, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on February 20, 2015, and became effective March 2, 2015.

Please direct any questions to Jimena Acuña Smith at (415) 315-2306.

Sincerely,

/s/ Jimena Acuña Smith, Esq.
Jimena Acuña Smith, Esq.

cc:	Nina Gupta, Esq., RS Investment Trust

Timothy W. Diggins, Esq., Ropes & Gray LLP